Term Loan (FY) - Schedule of Outstanding Term Loans Payable (Details) - Term loans - Term loan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Note payable	$ 30,000	$ 30,000
Unamortized debt discount and issuance costs	(1,764)	(3,905)
Net carrying amount of note payable	28,236	26,095
Less: current portion of note payable	(28,236)	0
Net carrying amount of note payable	$ 0	$ 26,095